Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,008,165.15

Principal:
Principal Collections	$13,419,398.28
Prepayments in Full	$5,446,633.54
Liquidation Proceeds	$251,549.62
Recoveries	$56,462.96
Sub Total	$19,174,044.40
Collections	$20,182,209.55

Purchase Amounts:
Purchase Amounts Related to Principal	$395,251.38
Purchase Amounts Related to Interest	$1,803.72
Sub Total	$397,055.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,579,264.65

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,579,264.65
Servicing Fee	$273,676.69	$273,676.69	$0.00	$0.00	$20,305,587.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,305,587.96
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,305,587.96
Interest - Class A-3 Notes	$76,759.33	$76,759.33	$0.00	$0.00	$20,228,828.63
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$20,107,607.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,107,607.96
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$20,039,725.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,039,725.29
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$19,988,424.04
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,988,424.04
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$19,926,599.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,926,599.46
Regular Principal Payment	$18,921,011.41	$18,921,011.41	$0.00	$0.00	$1,005,588.05
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,005,588.05
Residual Released to Depositor	$0.00	$1,005,588.05	$0.00	$0.00	$0.00
Total		$20,579,264.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,921,011.41
Total					$18,921,011.41
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,921,011.41	$40.73	$76,759.33	$0.17	$18,997,770.74	$40.90
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$18,921,011.41	$11.75	$378,988.50	$0.24	$19,299,999.91	$11.99

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$102,345,770.58	0.2203354	$83,424,759.17	0.1796012
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$315,285,770.58	0.1958005	$296,364,759.17	0.1840501

Pool Information
Weighted Average APR	3.748%	3.750%
Weighted Average Remaining Term	28.49	27.74
Number of Receivables Outstanding	29,322	28,333
Pool Balance	$328,412,026.52	$308,551,053.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$315,285,770.58	$296,364,759.17
Pool Factor	0.1992578	0.1872075

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$12,186,294.27
Targeted Overcollateralization Amount	$12,186,294.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,186,294.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		104	$348,140.26
(Recoveries)		116	$56,462.96
Net Loss for Current Collection Period			$291,677.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0658%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6782%
Second Prior Collection Period			0.8640%
Prior Collection Period			0.5362%
Current Collection Period			1.0990%
Four Month Average (Current and Prior Three Collection Periods)			0.7944%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,469	$10,264,723.46
(Cumulative Recoveries)			$1,577,909.50
Cumulative Net Loss for All Collection Periods			$8,686,813.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5271%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,876.89
Average Net Loss for Receivables that have experienced a Realized Loss			$1,588.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.95%	411	$6,007,104.10
61-90 Days Delinquent	0.25%	52	$759,698.43
91-120 Days Delinquent	0.08%	13	$244,286.98
Over 120 Days Delinquent	0.25%	49	$770,812.43
Total Delinquent Receivables	2.52%	525	$7,781,901.94

Repossession Inventory:
Repossessed in the Current Collection Period		26	$525,427.55
Total Repossessed Inventory		38	$791,676.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4586%
Prior Collection Period			0.4024%
Current Collection Period			0.4024%
Three Month Average			0.4211%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer